Annual Total Returns- Federated Hermes Quality Bond Fund II (Service Shares) [BarChart] - Service Shares - Federated Hermes Quality Bond Fund II - S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.99%	9.45%	0.75%	3.51%	(0.44%)	3.53%	3.75%	(0.78%)	9.17%	7.86%